Expected credit loss measurement - Stage 2 classification by trigger (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	$ (1,165)	$ (1,468)	$ (1,029)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(282)	(306)	(181)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(220)	(333)	(160)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(71)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(43)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(55)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(30)
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(6)
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(3)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(158)
Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(54)
Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(38)
Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(40)
Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(19)
Lifetime expected credit losses | of which: PD layer | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(6)
Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(22)
Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(15)
Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(7)
Lifetime expected credit losses | of which: watch list | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(39)
Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | of which: 30 days past due | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(3)
Lifetime expected credit losses | of which: 30 days past due | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(662)	(829)	(688)
UBS AG
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(1,165)	(1,468)	(1,029)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(282)	(306)	(181)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(220)	(333)	(160)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(71)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(43)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(55)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(30)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(6)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(1)
UBS AG | Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(158)
UBS AG | Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(54)
UBS AG | Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(38)
UBS AG | Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(40)
UBS AG | Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(19)
UBS AG | Lifetime expected credit losses | of which: PD layer | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(6)
UBS AG | Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: PD layer | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(1)
UBS AG | Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(22)
UBS AG | Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(15)
UBS AG | Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(7)
UBS AG | Lifetime expected credit losses | of which: watch list | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(39)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(4)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(4)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(3)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(11)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	$ (662)	$ (829)	$ (688)